T. ROWE PRICE New Era Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.5%
AGRICULTURE 2.7%
Agricultural Products 1.1%
Darling Ingredients (1) 484,918 38,978
38,978
Fertilizers & Agricultural Chemicals 0.6%
CF Industries Holdings  213,647 22,018
22,018
Packaged Foods & Meats 1.0%
Bakkafrost (NOK)  367,181 24,628
Sanderson Farms  63,268 11,862
36,490
Total Agriculture 97,486
CHEMICALS 11.9%
Industrial Gases 4.4%
Air Liquide (EUR)  186,129 32,562
Air Products & Chemicals  170,683 42,656
Linde  245,610 78,455
153,673
Specialty Chemicals 7.5%
Akzo Nobel (EUR)  436,488 37,504
Albemarle  123,300 27,268
Element Solutions  1,084,517 23,751
Hexpol (SEK)  1,085,377 10,594
International Flavors & Fragrances  145,900 19,161
Koninklijke DSM (EUR)  78,751 14,088
Quaker Chemical  38,613 6,673
RPM International  524,435 42,710
Sherwin-Williams  270,274 67,466
Shin-Etsu Chemical (JPY)  106,600 16,196
265,411
Total Chemicals 419,084
COMMODITY INDUSTRIALS 12.5%
Construction & Engineering 0.7%
Quanta Services  182,235 23,984
23,984
Construction & Farm Machinery & Heavy Trucks 2.7%
AGCO  140,238 20,479
Alamo Group  77,854 11,194
Caterpillar  141,364 31,499

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Deere  81,233 33,749
96,921
Construction Materials 1.3%
Martin Marietta Materials  60,265 23,196
Vulcan Materials  114,476 21,029
44,225
Electrical Components & Equipment 2.2%
Hubbell  153,747 28,254
Legrand (EUR)  203,096 19,310
Schneider Electric (EUR)  171,279 28,756
76,320
Industrial Machinery 2.7%
Alfa Laval (SEK)  714,752 24,586
Epiroc, Class B (SEK)  1,551,290 28,008
Sandvik (SEK)  942,914 20,030
Weir Group (GBP)  1,072,290 22,882
95,506
Metal & Glass Containers 1.4%
Ardagh Metal Packaging (1) 567,151 4,611
Ball  255,048 22,954
Verallia (EUR)  875,237 20,840
48,405
Railroads 1.5%
Norfolk Southern  90,352 25,770
Union Pacific  105,238 28,752
54,522
Total Commodity Industrials 439,883
ENERGY SERVICES & PROCESSORS 7.0%
Oil & Gas Equipment & Services 3.8%
Cactus, Class A  573,953 32,566
ChampionX (1) 931,508 22,803
Enerflex (CAD)  2,309,968 14,801
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109 (1)(2)(3)(4) 10,108,939 10,109
Halliburton  664,554 25,167
Liberty Oilfield Services, Class A (1) 758,122 11,235
TechnipFMC (1) 2,221,046 17,213
133,894
Oil & Gas Storage & Transportation 1.8%
Enbridge  315,258 14,530
TC Energy  540,338 30,486

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $489 (1)(2)(4) 162 964
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $11,184 (1)(2)(4) 3,124 18,588
64,568
Semiconductor Equipment 1.4%
Entegris  168,763 22,152
Shoals Technologies Group, Class A (1) 1,570,478 26,761
48,913
Total Energy Services & Processors 247,375
EXPLORATION & PRODUCTION 17.2%
OUS Oil & Gas Exploration & Production 2.8%
Aker BP (NOK)  718,874 26,813
Canadian Natural Resources (CAD)  538,903 33,369
Lundin Energy (SEK)  904,311 37,958
98,140
U.S. Oil Exploration & Production 14.4%
ConocoPhillips  1,749,408 174,941
Devon Energy  1,482,888 87,683
EOG Resources  962,780 114,792
Magnolia Oil & Gas, Class A  1,435,197 33,942
Pioneer Natural Resources  383,304 95,838
507,196
Total Exploration & Production 605,336
INTEGRATEDS 14.4%
Integrated Oil & Gas 14.4%
Chevron  766,327 124,781
Equinor (NOK)  2,993,136 111,754
Galp Energia (EUR)  5,795,611 73,272
Hess  521,588 55,831
TotalEnergies (EUR)  2,837,226 143,562
Total Integrateds 509,200
METALS & MINING 12.4%
Diversified Metals & Mining 10.2%
Antofagasta (GBP)  643,781 13,989
BHP Group (AUD)  2,241,359 86,399
Boliden (SEK)  1,976,195 99,690
ERO Copper (CAD) (1) 928,626 13,601
Grupo Mexico, Series B (MXN)  3,801,357 22,695
IGO (AUD)  3,911,870 40,892
OZ Minerals (AUD)  1,141,431 22,763

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Reliance Steel & Aluminum  99,068 18,164
Southern Copper  561,307 42,603
360,796
Precious Metals & Minerals 2.2%
Franco-Nevada (CAD)  75,888 12,076
Northern Star Resources (AUD)  2,474,737 19,965
Perseus Mining (AUD)  6,888,376 10,119
Victoria Gold (CAD) (1) 885,000 11,256
Wesdome Gold Mines (CAD) (1) 2,059,835 25,852
79,268
Total Metals & Mining 440,064
OTHER 8.0%
Building Products 0.6%
ROCKWOOL International, Class B (DKK)  60,476 19,964
19,964
Paper & Forest Products 7.1%
Avery Dennison  109,967 19,131
International Paper  791,653 36,535
Mayr Melnhof Karton (EUR)  89,321 15,924
Mondi (GBP)  1,278,302 24,847
Packaging Corp. of America  404,777 63,190
Stora Enso, Class R (EUR)  890,062 17,461
Svenska Cellulosa, Class B (SEK)  900,879 17,493
UPM-Kymmene (EUR)  822,038 26,844
West Fraser Timber (CAD)  143,191 11,781
Westrock  403,669 18,984
252,190
Research & Consulting Services 0.3%
ALS (AUD)  1,171,737 11,635
11,635
Total Other 283,789
UTILITIES 5.6%
Electric Utilities 2.3%
Iberdrola (EUR)  1,423,013 15,554
IDACORP  89,562 10,332
NextEra Energy  376,508 31,894
Xcel Energy  333,122 24,041
81,821
Independent Power Producers & Energy Traders 0.2%
Bluescape Opportunities Acquisition (1) 595,120 5,957
5,957

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities 3.1%
Ameren  232,819 21,829
CMS Energy  318,148 22,251
Dominion Energy  288,373 24,503
Sempra Energy  240,784 40,481
109,064
Total Utilities 196,842
Total Miscellaneous Common Stocks  2.8% (5) 97,961
Total Common Stocks (Cost $2,189,407) 3,337,020
CONVERTIBLE PREFERRED STOCKS 4.1%
AGRICULTURE 1.1%
Fertilizers & Agricultural Chemicals 1.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372 (1)(2)(4) 615,892 38,282
Total Agriculture 38,282
COMMODITY INDUSTRIALS 0.2%
Electrical Components & Equipment 0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,771 (1)(2)(4) 1,796,201 2,066
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,490 (1)(2)(4) 2,526,018 2,905
Total Commodity Industrials 4,971
METALS & MINING 0.6%
Diversified Metals & Mining 0.6%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(4) 83,662 4,843
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(4) 280,805 7,697
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $7,899 (1)
(2)(4) 601,655 7,899
Total Metals & Mining 20,439
UTILITIES 2.2%
Electric Utilities 2.2%
NextEra Energy, 5.279%, 3/1/23  801,909 41,826
Southern, Series A, 6.75%, 8/1/22  682,766 37,002
Total Utilities 78,828
Total Convertible Preferred Stocks (Cost $100,321) 142,520

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.29% (6)(7) 46,619,967 46,620
Total Short-Term Investments (Cost $46,620) 46,620
Total Investments in Securities 99.9%
(Cost $2,336,348) $ 3,526,160
Other Assets Less Liabilities 0.1% 5,208
Net Assets 100.0% $ 3,531,368
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $93,353 and represents 2.6% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
AUD Australian Dollar
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Tonian Holdings, Series A, Non-Voting Units  $ — $ 270 $ —
Tonian Holdings, Series A, Voting Units  — 379 —
T. Rowe Price Government Reserve Fund, 0.29% — — 12++
Totals $ —# $ 649 $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/2021
Purchase
Cost
Sales
Cost
Value
03/31/22
Tonian Holdings, Series A, Non-
Voting Units  $ 1,796 $ — $ — $ *
Tonian Holdings, Series A,
Voting Units  2,526 — — *
T. Rowe Price Government
Reserve Fund, 0.29% 25,051  ¤  ¤ 46,620
Total $ 46,620^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $46,620.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Era Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Era Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $649,000 for the period ended
March 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,988,550 $ 1,318,809 $ 29,661 $ 3,337,020
Convertible Preferred Stocks — 78,828 63,692 142,520
Short-Term Investments 46,620 — — 46,620
Total $ 2,035,170 $ 1,397,637 $ 93,353 $ 3,526,160

T. ROWE PRICE New Era Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F41-054Q1 03/22
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 29,661 $ — $ — $ 29,661
Convertible Preferred Stocks 55,346 649 7,697 63,692
Total $ 85,007 $ 649 $ 7,697 $ 93,353